Principal Accounting Policies (Intangible assets, net) (Details)	12 Months Ended
Dec. 31, 2014
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years